Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
Type of borrowings	June 30, 2024	Interest rate range
Bank collateralized borrowings	$13,104,502	2.74%~2.805%
Loan from shareholders	-	Note
	$13,104,502
Type of borrowings	December 31, 2023	Interest rate range
Bank collateralized borrowings	$13,449,110	2.61%-2.7%
Loan from shareholders	3,000,000	Note
	$16,449,110
Note:	In 2021, the Group entered into shareholder loan agreements in the amount of $5,000,000 with Koh Sih-Ping, Asteria Corporation, and Berwick Resources Limited. The Company issued promissory notes with an interest rate of 7.5% per annum and maturity date of September 1, 2022 to the lenders in the same amount as loans made. In addition, Koh Sih-Ping assumed joint and several liability as guarantor of the Group under the shareholder agreement with Asteria Corporation.

Schedule of Short Term and Long Term Borrowing	Refer to table below for details of short-term and long-term borrowing.
As of June 30, 2024
		Credit		Outstanding	Undrawn	Interest	Guarantor
Lender	Facility Period	Facility	Type	Amount	Amount	Rate	(Note 1)	Collateral
Lender A	12.2023-11.2024	$3,952,083	LC loan	$843,204		2.81%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	615,110		2.81%	None	Same as above
			Letter of guarantee	1,038,212	1,455,557	-	None	Same as above
Lender A	12.2023-11.2024	3,690,661	LC loan	-		2.81%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	2,102,139		2.81%	None	Same as above
			Letter of guarantee	1,476,546	111,976	-	None	Same as above
Lender A	09.2020~09.2025	922,665	Long-Term Bank loan	307,555		2.97%	Koh Sih-Ping	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	2,921,773	Long-Term Bank loan	2,826,496		3.05%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,537,776	Long-Term Bank loan	1,487,630		3.05%	None	Land, Buildings and Structures
Lender A	03.2016-03.2026	307,555	Long-Term Bank loan	188,847		3.05%	None	None
Lender B	04.2023-04.2024	4,613,327	Short-Term Bank loan	1,906,842	2,706,485	2.74%	None	Time deposit $2,300,000
Lender C	05.2024-05.2025	5,843,547	Short-Term Bank loan	5,812,791		2.79%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C			LG	-	30,756	-	None	Same as above
Lender C	05.2019-03.2026	5,535,992	Long-Term Bank loan	1,387,588		2.79%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	05.2024-11.2024	2,152,886	Short-Term Bank loan	1,824,416		2.85%	None	Time deposit $1,000,000
Lender C			Letter of guarantee	108,542	219,927	-	None	Same as above
Lender C	06.2023-08.2028	1,666,334	Long-Term Bank loan	1,212,279		2.52%	None	Time deposit $500,000, Land, Buildings and Structures

As of December 31, 2023
Lender	Facility Period	Credit Facility	Type	Outstanding Amount	Undrawn Amount	Interest Rate	Guarantor (Note 1)	Collateral
Lender A	12.2023-11.2024	$4,190,650	LC loan	$298,762		2.68%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	652,241		2.68%	None	Same as above
			Letter of guarantee	1,458,108	1,398,011	-	None	Same as above
Lender A	12.2023-11.2024	3,913,447	LC loan	195,206		2.68%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	2,229,034		2.68%	None	Same as above
			Letter of guarantee	1,432,379	56,828	-	None	Same as above
Lender A	01.2022-01.2025	189,019	Letter of guarantee	188,823		-	None	None
Lender A	09.2020~09.2025	978,362	Long-Term Bank loan	428,033		2.85%	Koh Sih-Ping	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	3,098,146	Long-Term Bank loan	3,029,959		2.92%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,630,603	Long-Term Bank loan	1,594,716		2.92%	None	Land, Buildings and Structures
Lender A	03.2016-03.2026	326,121	Long-Term Bank loan	256,157		2.92%	None	None
Lender B	04.2023-04.2024	4,891,809	Short-Term Bank loan	2,021,948	2,869,861	2.61%	None	Time deposit $2,300,000
Lender C	05.2023-05.2024	6,196,291	Short-Term Bank loan	6,000,620		2.70%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C			LG	41,564	154,107	-	None	Same as above
Lender C	05.2019-03.2026	5,870,171	Long-Term Bank loan	1,891,735		2.39%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	12.2023-06.2024	2,282,844	Short-Term Bank loan	2,051,299		2.65%	None	Time deposit $1,000,000
Lender C			Letter of guarantee	185,019		-	None	Same as above
Lender C	06.2023-08.2028	1,766,921	Long-Term Bank loan	1,439,712		2.40%	None	Time deposit $500,000, Land, Buildings and Structures
Note 1:	Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022. After his departure from the Company, Koh Sih-Ping is still the guarantor for several outstanding loans.